Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
25.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Numerator:
Net loss from continuing operations	(31,583)	(36,089)	(56,602)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	5	(1)	(737)
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(31,588)	(36,088)	(55,865)
Accretion to redemption value of preferred shares for continuing operations	-	-	-

Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(31,588)	(36,088)	(55,865)

Net (loss) income from discontinued operations	(4,151)	1,302	-
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(1,329)	716	-
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,822)	586	-

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(34,409)	(35,502)	(55,865)

Denominator:
Weighted-average number of ordinary shares—basic	35,919,014	44,515,013	117,931,503
Weighted-average number of ordinary shares—diluted	35,919,014	44,515,013	117,931,503

Weighted-average number of shares outstanding from discontinued operations—basic	35,919,014	44,515,013	117,931,503
Weighted-average number of shares outstanding from discontinued operations—diluted	35,919,014	44,515,013	117,931,503

Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	(0.88)	(0.81)	(0.47)
Earnings (loss) per share—Diluted:	(0.88)	(0.81)	(0.47)

Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic:	(0.08)	0.01	-
(Loss) earnings per share—Diluted:	(0.08)	0.01	-

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(0.96)	(0.80)	(0.47)
Loss per share—Diluted:	(0.96)	(0.80)	(0.47)

For the years ended December 31, 2020 and 2021, share options and Replacement Warrants to purchase ordinary shares, Unit Purchase Option, public warrants and private warrants were anti-dilutive and excluded from the calculation of diluted net loss per share.